Legal Proceedings	9 Months Ended
Sep. 30, 2011
Legal Proceedings [Abstract]
Legal Proceedings
Note 3 - Legal Proceedings The information contained in Item 8 - Note 10 in the Company's Annual Report on Form 10-K for the year ended December 31, 2010, is incorporated by reference herein and the defined terms set forth below have the same meaning ascribed to them in that report. There have been no material developments in such legal proceedings, except as set forth below. The Company is or has been a party in a number of lawsuits or proceedings, including the following: Supervisory Goodwill Litigation - On August 31, 2011, Judge Smith of the Court of Claims issued a damages opinion in the Company's Supervisory Goodwill legal proceedings. Pursuant to Judge Smith's opinion, the Company is awarded directly $205,013,000 in lost value expectancy damages, plus tax gross-up if applicable. The Company is continuing to review the Court's damages opinion with its advisors. A copy of the Court's damages opinion is available on the Court of Claims website at www.uscfc.uscourts.gov. The Company has no contingent fee agreements in place with its attorneys or any outside advisor in connection with the Supervisory Goodwill legal proceedings or award. On September 28, 2011, the DOJ filed a Motion for Reconsideration of Opinion and Order Dated August 31, 2011. The Company filed its opposition to the DOJ's motion on October 17, 2011. The DOJ filed their reply brief on October 26, 2011. On October 31, 2011, Judge Smith issued an order denying the DOJ's Motion to Reconsider and the Court clarified its opinion with regard to mitigation. Judge Smith's opinions and rulings in the Supervisory Goodwill case may be subject to further appeal by the government. The Court of Federal Claims decisions and certain filings in the Company's case, as well as other decisions in Winstar related cases, are publicly available on the Court of Federal Claims web site at www.uscfc.uscourts.gov. In addition, decisions in Winstar-related cases that have been issued by the U.S. Court of Appeals for the Federal Circuit, the court that hears appeals from decisions by the Court of Federal Claims, may be found on that court's website at www.cafc.uscourts.gov. Decisions in other Winstar related cases may be relevant to the Company's Supervisory Goodwill claims, but are not necessarily indicative of the ultimate outcome of the Company's actions. The Company can give no assurances regarding the ultimate outcome of the Supervisory Goodwill legal proceedings, the final amount of any award or when it might be received. Federal income tax refund suit on Carryback Claims. In March 2000, the Company filed with the IRS several claims and amendments to previously filed claims with respect to the Carryback Claims, seeking refunds from the IRS of alternative minimum tax and other federal income taxes paid by the Company in prior years, plus applicable IRS interest, based on the filing of the 1992 Amended Return. In February 2005, the IRS formally disallowed the Carryback Claims. On April 29, 2008, the Company filed suit with respect to the Carryback Claims in the United States District Court for the District of Connecticut, seeking federal tax refunds for tax year 1989, plus interest. On September 29, 2009, the U.S. Department of Justice ("DOJ"), representing defendant United States in the suit, filed a Motion to Dismiss. In response, on October 19, 2009, the Company filed its opposition to the Government's Motion to Dismiss, as well as the Company's own Motion for Partial Summary Judgment. In June 2010, the Court issued a Memorandum Decision conditionally granting the United States' Motion to Dismiss the case but allowing the Company to conduct limited discovery to establish whether the Court has jurisdiction. On August 30, 2010, the Company filed a Motion to Set Aside the Court's Conditional Order of Dismissal. On February 28, 2011, the Court granted the Company's motion and issued a Memorandum of Decision concluding that the Company had timely filed a refund claim for tax year 1992 seeking to adjust the amount of bad debt deduction and that the case should not be dismissed. In March 2011, the Company filed a Motion for Partial Summary Judgment based on the Court's ruling that the Company's refund claims were timely filed. In May 2011, the DOJ filed a Cross Motion for Summary Judgment and an opposition to the Company's Summary Judgment Motion. In June 2011, the Company filed a Memorandum in Opposition to the Government's Cross Motion for Summary Judgment and a Reply to the Governments Opposition to the Company's Summary Judgment Motion, and the Government in June 2011, subsequently filed a response brief. The Court's rulings to date are not dispositive of the case. The Company can give no assurances as to the final amount of refunds, if any, or when they might be received. See Note 8 - Income Taxes for further information.